Share Capital - Additional Information (Details)				12 Months Ended
	Aug. 01, 2017	Feb. 01, 2017	Aug. 01, 2014 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares $ / shares shares	Dec. 31, 2016 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares in the authorized share capital				unlimited
Number of convertible preferred shares in the authorized share capital				unlimited
Number of shares issued and fully paid | shares				147,947,874	147,947,874	145,101,127
Number of preferred shares convertible into common shares | shares				58,084,801	58,084,801	54,750,496
Conversion ratio multiplier	1.03	1.03
Ratio of consolidated net debt to LTM EBITDA.				6.7 to 1 or less on a pro forma basis
Maximum individual acquisition amount under preferred shares terms			$ 250,000,000
Preferred shares issued upon fundamental change since acquisition			$ 500,000,000
Conversion ratio increment range upon failure to comply				a range of 2% and 6% per annum, depending
Preferred shares to common shares conversion ratio				41.67
Preferred shares to common shares initial conversion price per share | $ / shares					$ 24.00
Preferred shares to common shares conversion description				Each Preferred Share is convertible at the holder’s option at any time in whole or in part, initially into 41.67 Common Shares (the “Conversion Ratio”), based on an initial conversion price of CDN $24.00 per Common Share (the “Initial Conversion Price”).
Number of common shares issued upon exercise of warrants | shares						11,266,575
Number of common shares issued upon exercise of options | shares				2,899,184	2,899,184	408,359
Cash consideration received upon exercise of options				$ 16,630,000		$ 921,000
Cash consideration received upon exercise of warrants						1,290,000
Excess of share price of the initial conversion price				175.00%
Preferred Shares conversion description				the closing share price of the Common Shares has been in excess of 175% of the Initial Conversion Price on any 20 trading days within a 30 consecutive day period, and (ii) except in certain circumstances, the average daily volume on any 20 trading days within the 30 consecutive day period referred to above was at least 1.75 million Common Shares
Minimum average daily volume of trading shares | shares				1,750,000
Black-Scholes Valuation Model
Disclosure Of Classes Of Share Capital [Line Items]
Fair value of options measured using valuation technique				$ 5,260,000		294,000
Fair value of warrants measured using valuation technique						$ 288,980,000
Convertible Preferred Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | $ / shares				$ 0	$ 0
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | $ / shares				$ 0	$ 0